Schedule of Asset Allocation (Detail)	Dec. 31, 2017	Mar. 31, 2017
Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%
Actual asset allocations	100.00%
Supplemental Executive Retirement Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	65.00%
Actual asset allocations	59.00%
Supplemental Executive Retirement Plan | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	35.00%
Actual asset allocations	38.00%
Supplemental Executive Retirement Plan | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations	3.00%
Supplemental Executive Retirement Plan | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		100.00%
Supplemental Executive Retirement Plan | Predecessor | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		59.00%
Supplemental Executive Retirement Plan | Predecessor | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		37.00%
Supplemental Executive Retirement Plan | Predecessor | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		4.00%
United States
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%
Actual asset allocations	100.00%
United States | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%
Actual asset allocations	98.00%
United States | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations	2.00%
United States | Predecessor
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		100.00%
United States | Predecessor | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		98.00%
United States | Predecessor | Cash And Other
Defined Benefit Plan Disclosure [Line Items]
Actual asset allocations		2.00%